EQUITY ACCOUNTED INVESTMENTS - Schedule Of Distributions By Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions from equity accounted investments	$ 732	$ 675
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions from equity accounted investments	353	508
Renewable power
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions from equity accounted investments	31	6
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions from equity accounted investments	121	85
Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions from equity accounted investments	$ 227	$ 76